Accounting Policy Changes - Summary of Adoption of IFRS 16 (Details) £ in Millions	Jan. 01, 2019 GBP (£)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	£ 734
Property
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	565
Property | Within One Year
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	126
Property | Between One and Five Years
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	290
Property | Beyond 5 Years
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	149
Property, Plant and Equipment
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	169
Property, Plant and Equipment | Within One Year
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	63
Property, Plant and Equipment | Between One and Five Years
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total minimum lease commitments	106
Impact of IFRS 16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Additional commitments on the exercise of options	30
Low-value leases and short-term leases excluded	(24)
Discounted to present value	(133)
To be capitalised as lease liabilities at 1 January 2019	607
Prepaid leases reclassified from receivables	3
To be capitalised as right-of-use assets at 1 January 2019	£ 610